Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade terms	Liabilities related to contracts with customers The Company has recognized the following liabilities related to contracts with customers:Year ended December 31, 2023Year ended December 31, 2022€m€mTrade terms liabilities reported within trade receivables(231.4)(231.4)Trade terms liabilities reported within trade and other payables (Note 21)(75.5)(63.4)Total trade terms liabilities(306.9)(294.8)Significant changes to trade termsNo significant changes to trade terms occurred in the year ended December 31, 2023.Revenue recognized in relation to trade termsTrade terms relate to sales made with variable consideration and are an estimate as disclosed in Note 4(a). Revenue recognized in the year ended December 31, 2023 relating to performance obligations that were satisfied in the prior year was €21.5 million (2022: €19.0 million).
Schedule of Trade and Other Receivables

	December 31, 2023	December 31, 2022
Current assets	€m	€m
Trade receivables	208.3	211.2
Prepayments and accrued income	16.0	15.9
Other receivables	39.1	34.6
Total current trade and other receivables	263.4	261.7
Non-current assets
Other receivables	7.1	8.1
Total non-current trade and other receivables	7.1	8.1
Total trade and other receivables	270.5	269.8

Disclosure of Aging Trade Receivables
The aging of trade receivables is detailed below:

	Gross	Impaired	Net
December 31, 2023	€m	€m	€m
Not past due	392.6	(0.1)	392.5
Past due less than 1 month	40.5	(0.9)	39.6
Past due 1 to 3 months	4.6	(0.2)	4.4
Past due 3 to 6 months	2.3	(0.3)	2.0
Past due more than 6 months	4.2	(3.0)	1.2
Sub-total	444.2	(4.5)	439.7
Reduction in trade-terms			(231.4)
Total trade receivables			208.3
	Gross	Impaired	Net
December 31, 2022	€m	€m	€m
Not past due	391.0	(0.2)	390.8
Past due less than 1 month	41.3	(0.1)	41.2
Past due 1 to 3 months	5.8	(0.3)	5.5
Past due 3 to 6 months	2.8	(0.1)	2.7
Past due more than 6 months	5.0	(2.6)	2.4
Sub-total	445.9	(3.3)	442.6
Reduction in trade-terms			(231.4)
Total trade receivables			211.2